Consolidated Balance Sheet - USD ($)	Sep. 30, 2025	Dec. 31, 2024		Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 17	$ 26		$ 7,765
Accounts receivable	12,552	11,326		89,406
Inventory	62,404	53,599		98,802
Other credits	14,400	12,369		31,176
Related Parties		134,071		80,899
Advance to Suppliers	119,825	114,112		149,553
Recoverable Taxes	71,505	61,416		79,160
Other Assets	1,025,195	1,025,195		1,025,195
Total Current Assets	1,442,576	1,412,114		1,561,956
NON-CURRENT ASSETS
Property, Plant and Equipment	77,074	79,228		80,664
Operating lease assets	57,009	168,945		402,628
Intangible assets	512,012	512,012		501,945
Total Non-Current Assets	646,095	760,185		985,237
TOTAL ASSETS	2,088,671	2,172,299		2,547,193
CURRENT LIABILITIES
Suppliers	4,600,752	3,458,792		3,963,058
Loans	2,735,448	2,317,609		1,005,576
Related Parties		693,120
Taxes	315,020	239,580		139,912
Labor and social security liabilities	226,761	156,683		130,417
Other obligations	12,540	10,771		19,982
Lease	134,580	115,592		147,848
Total Current Liabilities	8,761,234	6,992,147		5,943,336
NON-CURRENT LIABILITIES
Loans				1,248,466
Lease	62,124	53,358		68,240
Taxes				24,184
Total Non-Current Liabilities	62,124	53,358		1,340,890
NEGATIVE SHAREHOLDERS’ EQUITY
Capital stock	1,012,492	1,012,492		1,012,492
Common stock, value
Accumulated Losses	(7,874,762)	(7,061,973)	[1]	(5,434,153)	[1]
Cumulative translation adjustment (CTA)	127,583	1,176,275		(315,372)
Negative Total Shareholders’ Equity	(6,734,687)	(4,873,206)		(4,737,033)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,088,671	2,172,299		2,547,193
Related Parties
CURRENT ASSETS
Related Parties	136,678	134,071		80,899
CURRENT LIABILITIES
Related Parties	$ 736,133	$ 693,120		$ 536,543

[1]	GAAP Adjustments related to R&D Costs